Related Party Balances and Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Name of Related Party and Relationship
Name of Related Party	Relationship to Us
Zhuoqin Huang	Chairman of the board of the Company
Shenzhen HipHopJust Information Technology Co., Ltd.	Minority shareholder of Shenzhen JamBox
Weiyi Lin	Director of the Company
Lei Wang	Director of Pupu Sibo
Wanquan Yi	Minority shareholder of Shenzhen JamBox
Shenzhen JamBox	A company where the Company holds minority interest
Xiamen Hualiu Boying Film & Media Co., Ltd. (“Hualiu Boying”).	A company where the Company holds minority interest
Xiamen Pupu Investment	A company controlled by Zhuoqin Huang
Xinchengxin (Xiamen) Property Management Co., Ltd.	A company’s Director is Henda Gao
Xiamen Wandefu Trading Co., Ltd.	A company’s Director is Henda Gao
Henda Gao	Chief representative of a subsidiary of the Company
Wenjuan Qiu	Vice President of the Company
Jiaming Wu	Minority shareholder of Xiamen Pupu Investment
Xiamen Pengqian Culture Communication Co., Ltd.	A company controlled by Weiyi Lin
Xiamen Roppongi Culture Media Co., Ltd.	A subsidiary of a company where Liya Wei holds a minority interest
Digital Intelligence (Guangzhou) Era Culture Development Co., Ltd.	A subsidiary of a company where Liya Wei holds a minority interest
Zhuhai Hengqin Aosi Culture Communication Co., Ltd.	A subsidiary of a company where Liya Wei holds a minority interest
AOSI Production Co Ltd	A subsidiary of a company where Liya Wei holds a minority interest
Liya Wei	Wife of the Chairman of the board of the Company

Schedule of Related Party Transaction

As of June 30, 2025 and 2024, due from related parties consisted of the following:

		As of June 30,
		2025	2024
Lei Wang	Receivable on disposal of a subsidiary	-	$11,903
Wanquan Yi	Receivable on disposal of a subsidiary	-	247,688
Shenzhen JamBox	Outstanding balance on date of disposal of this subsidiary and further loan to this company	-	389,559
Total		-	649,150
Allowance for credit loss		-	-
Due from related parties, net		-	$649,150

As of June 30, 2025 and 2024, accounts receivable, net - related parties consisted of the following:

		As of June 30,
		2025	2024
Shenzhen JamBox	Outstanding balance for sales and on date of disposal of this subsidiary, respectively	$214,557	$2,121,725
Hualiu Boying		-	8,373
Xiamen Pupu Investment		-	165
Total		214,557	2,130,263
Allowance for credit loss		(44,503)	(1,513)
Accounts receivable, net-related parties		$170,054	$2,128,750

As of June 30, 2025 and 2024, Operating lease income receivable - related parties consisted of the following:

		As of June 30,
		2025	2024
Xinchengxin (Xiamen) Property Management Co., Ltd.	Operating lease income receivable	92,587	-
Total		92,587	$-

As of June 30, 2025 and 2024, Deferred operating lease income receivable - related parties consisted of the following:

		As of June 30,
		2025	2024
Xinchengxin (Xiamen) Property Management Co., Ltd.	Deferred operating lease income receivable, current portion	1,012,131	-
Xinchengxin (Xiamen) Property Management Co., Ltd.	Deferred operating lease income receivable, non-current portion	1,060,756	-
Total		2,072,887	$-

As of June 30, 2025 and 2024, advance to suppliers - related parties consisted of the following:

		As of June 30,
		2025	2024
Xiamen Liubengmu Culture Media Co., Ltd.	Advance payment for service fee	446,703	-

Xiamen Hualiu Boying Video Media Co., Ltd.	Advance payment for service fee	8,376	-
Total		455,079	$-

As of June 30, 2025 and 2024, Prepaid expenses and other current assets - related parties consisted of the following:

		As of June 30,
		2025	2024
Lei Wang	Employees’ advance for business purpose	113	-
Wenjuan Qiu	Employees’ advance for business purpose	955	-
Total		1,068	$-

As of June 30, 2025 and 2024, accounts payable - related parties consisted of the following:

		As of June 30,
		2025	2024
Xiamen Pupu Investment	Purchase service payable	105,395	-
AOSI PRODUCTION CO LTD	Purchase service payable	52,249	-
Total		157,644	$-

As of June 30, 2025 and 2024, contract liability - related parties consisted of the following:

		As of June 30,
		2025	2024
Xiamen Pupu Investment	Prepayment from the company for the service provided to	-	2,906,209
Total		-	$2,906,209

As of June 30, 2025 and 2024, accrued liabilities and other payables - related parties consisted of the following:

		As of June 30,
		2025	2024
Xiamen Pupu Investment	Outstanding balance on date of disposal of this subsidiary	-	1,390,515
Wenjuan Qiu		1,755	-
Jiaming Wu		7,399	-
Weiyi Lin		3,528	-
Total		12,682	$1,390,515
	As of June 30,
	2025	2024
Henda Gao	150,250	-
Xiamen Wandefu Trading Co., Ltd.	2,373	-
Xinchengxin (Xiamen) Property Management Co., Ltd.	32,439	-
Total	185,062	$-